Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - CAD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
OPERATING ACTIVITIES
Total net loss for the period	$ (2,385,584)	$ (23,229,731)
Items not affecting cash:
Share-based payment		2,593,095
Deferred share units granted	157,292
Depreciation	45,762
Provision for leave and severance	86,496
Accrued interests and accretion on promissory note	200,834
Warrant fair value movement		19,712,297
Changes in working capital
Prepaid expenses and other receivables	100,518	(1,725,050)
Trade payables and accrued expenses	17,581	2,541,248
Net cash used in operating activities	(1,777,101)	(108,141)
INVESTING ACTIVITIES
Additions to Expenditures on exploration and evaluation assets	(4,508,429)	(11,786,644)
Net cash used in investing activities	(4,508,429)	(11,786,644)
FINANCING ACTIVITIES
Proceeds from issuance of common shares	7,765,072	13,598,105
Share issue costs	(473,383)	(1,701,000)
Vehicle loan financing	(13,044)	151,209
Lease payment	(40,030)	2,702,331
Net cash provided by financing activities	7,238,615	14,750,645
Impact of currency translation for the foreign operations	(801,829)	(419,295)
Change in cash for the period	151,256	2,436,565
Cash at the beginning of the period	5,162,991	1,990,203
Cash at the end of the period	$ 5,314,247	$ 4,426,768